Provisions - Summary of Provisions Reconciliation (Detail) £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 468
Additional provisions	191
Provisions released	(24)
Utilisation and other	(190)
Ending balance	445
PPI
Disclosure of other provisions [line items]
Beginning balance	76
Additional provisions	0
Provisions released	0
Utilisation and other	(39)
Ending balance	37
Other products
Disclosure of other provisions [line items]
Beginning balance	8
Additional provisions	0
Provisions released	0
Utilisation and other	0
Ending balance	8
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	38
Additional provisions	0
Provisions released	0
Utilisation and other	(38)
Ending balance	0
Property
Disclosure of other provisions [line items]
Beginning balance	45
Additional provisions	43
Provisions released	0
Utilisation and other	(9)
Ending balance	79
Off balance sheet ECL
Disclosure of other provisions [line items]
Beginning balance	75
Additional provisions	0
Provisions released	(24)
Utilisation and other	0
Ending balance	51
Regulatory and other
Disclosure of other provisions [line items]
Beginning balance	226
Additional provisions	148
Provisions released	0
Utilisation and other	(104)
Ending balance	£ 270